Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Each Asset	Depreciation expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Lab equipment	5 years
Computer equipment	3 years
Computer software	5 years
Office furniture	5 years
Leasehold improvements	Shorter of remaining lease term or useful life